Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,807,000
Previously Paid Amount	0.00
Total Fee Amount	387.65
Total Offset Amount	0.00
Net Fee	387.65
Narrative - Max Aggregate Offering Price	$ 2,807,000
Final Prospectus	true